Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related Party Transactions

23. Related Party Transactions
SLF Inc. and its subsidiaries, joint ventures and associates transact business worldwide. All transactions between SLF Inc. and its subsidiaries have been eliminated on consolidation. Transactions with joint ventures and associates, which are also related parties, are disclosed in Note 15. Transactions between the Company and related parties are executed and priced on an arm’s-length basis in a manner similar to transactions with third parties.
23.A Transactions with Key Management Personnel, Remuneration and Other Compensation
Key management personnel refers to the executive team and Board of Directors of SLF Inc. These individuals have the authority and responsibility for planning, directing, and controlling the activities of the Company. The aggregate compensation to the executive team and directors are as follows:

For the years ended December 31,	2025		2024
	Executive team	Directors	Executive team	Directors
Number of individuals	14	12	14	13
Base salary and annual incentive compensation	$27	$—	$24	$—
Additional short-term benefits and other	$1	$1	$1	$—
Share-based long-term incentive compensation	$42	$3	$47	$4
Value of pension and post-retirement benefits	$3	$—	$2	$—
Severance	$—	$—	$5	$—
23.B Other Related Party Transactions
We provide investment management services for our pension plans. The services are provided on substantially the same terms as for comparable transactions with third parties. We also hold units of investment funds managed by certain of our joint ventures. The carrying amount of our investment in these funds is included in Note 15.D.